Common Stock - Summary of Reserved Shares of Common Stock for Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Warrants to purchase common stock	59,497	2,727
Options issued and outstanding	14,661	12,698	6,082
Shares available for future stock option grants	7,190	4,564	7,073
Total	81,348	19,989